INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investments in associates [Abstract]
Book value	$ 154,502	$ 64,371
Transporte y Servicios de Gas en Uruguay S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 196,000
Book value	$ 13,502	19,339
Emprendimientos de Gas del Sur S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 116,130
Book value	$ 700	1,132
Gas Link S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Book value	$ 140,300	$ 43,900